CONVERTIBLE SENIOR NOTES, NET (Schedule of Interest Expense Related to Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Amortization of debt discount	$ 1,713
Amortization of debt issuance costs	253
Total interest expense recognized	$ 1,966